Pensions and Other Post-employment Benefits - DB Pension Plan Assets (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits [Abstract]
Target allocation, Money market type funds (percent)	0.00%
Target allocation, Equity securities (percent)	0.00%
Target allocation, Debt securities (percent)	100.00%
Money market type funds (percent)	0.20%	0.60%
Equity securities (percent)	0.00%	43.80%
Debt securities (percent)	99.80%	55.60%